PROPERTY AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
PROPERTY AND EQUIPMENT, NET

10.	PROPERTY AND EQUIPMENT, NET

The changes in property and equipment, net are as follows:

	Land	Buildings	Leasehold improvement	Machinery and equipment	Vehicles	Total
	JPY’000
At cost	440,389	191,076	358,605	226,624	9,886	1,226,580
Accumulated depreciation	—	(16,391)	(92,952)	(93,661)	(7,184)	(210,188)
Balance as of June 30, 2023	440,389	174,685	265,653	132,963	2,702	1,016,392

Change in carrying amounts:
Addition	—	—	53,789	40,486	4,214	98,489
Depreciation	—	(5,620)	(27,845)	(30,502)	(2,643)	(66,610)
Written-off	—	—	—	(265)	(972)	(1,237)
Total change in carrying amounts	—	(5,620)	25,944	9,719	599	30,642

At cost	440,389	191,076	412,394	265,690	11,600	1,321,149
Accumulated depreciation	—	(22,011)	(120,797)	(123,008)	(8,299)	(274,115)
Balance as of June 30, 2024	440,389	169,065	291,597	142,682	3,301	1,047,034

Change in carrying amounts:
Addition	—	—	21,382	950	23,745	46,077
Depreciation	—	(5,620)	(30,132)	(31,721)	(2,280)	(69,753)
Written-off	—	—	(33,950)	—	—	(33,950)
Total change in carrying amounts	—	(5,620)	(42,700)	(30,771)	21,465	(57,626)

At cost	440,389	191,076	391,500	266,640	35,345	1,324,950
Accumulated depreciation	—	(27,631)	(142,603)	(154,729)	(10,579)	(335,542)
Balance as of June 30, 2025	440,389	163,445	248,897	111,911	24,766	989,408

Balance as of June 30, 2025 (US$’000)	3,055	1,134	1,726	776	172	6,863